INVESTMENT SERIES FUNDS, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 30, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    INVESTMENT SERIES FUNDS, INC. (the "Corporation")
                Federated Bond Fund (the "Fund")
              1933 Act File No. 33-48847
              1940 Act File No. 811-07021

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statement of additional information of the Fund, dated December 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information of the Fund contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 19 on December 29, 1999.

         If you have any questions regarding this certification, please call me at (412) 288-8160.

                                                  Very truly yours,



                                                  /s/ C. Grant Anderson
                                                  C. Grant Anderson
                                                  Assistant Secretary